Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses
Note 5. Accrued Expenses
Accrued expenses consisted of the following amounts as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
Accrued commitment fee, equity line of credit	$1,500	$—
Accrued bonus	450	—
Accrued interest	112	72
Accrued legal	80	27
Accrued director remuneration	61	—
Accrued research and development	18	58
Accrued other	24	29

Total accrued expenses	$2,245	$186